Derivative Financial Instruments and Hedge Accounting - Summary of Outstanding Derivative Financial Instruments (Detail) € in Millions, £ in Millions	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 GBP (£)
Disclosure of detailed information about hedges [line items]
Gross notional amounts	£ 3,130	€ 300	£ 1,915
Assets	51		48
Liabilities	(58)		(43)
In less than one year [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	2,505		1,047
Assets	31		16
Liabilities	(54)		(5)
One to five years [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	325		868
Assets	3		32
Liabilities	(1)		(38)
Greater than five years [Member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	300		0
Assets	17		0
Liabilities	(3)		0
Interest rate derivatives [member] | Fair value hedges [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	166		174
Assets	0		0
Liabilities	(1)		(5)
Interest rate derivatives [member] | Not designated in hedging relationship [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	779		356
Assets	22		14
Liabilities	(6)		(1)
Cross currency rate derivatives [member] | Fair value hedges [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	342		352
Assets	21		26
Liabilities	(32)		(31)
Cross currency rate derivatives [member] | Not designated in hedging relationship [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	83		87
Assets	0		0
Liabilities	(4)		(1)
FX derivatives [member] | Fair value hedges [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	1,049		420
Assets	0		7
Liabilities	(15)		0
FX derivatives [member] | Not designated in hedging relationship [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	711		526
Assets	8		1
Liabilities	£ 0		£ (5)